OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

NOTE 14: — OTHER LONG TERM LIABILTIES

	December 31,
	2021	2020
Contingent consideration (see Note 5)	$687	$—
Long term bank loan(*)	—	326
	$687	$326
(*)	A bank loan taken by WebCargo during 2020. The loan was for a period of 5 years with an annual interest rate of 1.75%. The loan was prepaid in full in 2021.